Summary of Significant Accounting Policies (Details) - Schedule of Accounts Receivable and Contract Assets, Net - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of accounts receivable and contract assets, net [Abstract]
Accounts receivable	¥ 295,562	¥ 408,961
Contract assets (See Note 2(q))	1,071,064	659,788
Allowance for doubtful accounts	(15,784)	(15,361)
Accounts receivable and contract assets, net	¥ 1,350,842	¥ 1,053,388